Pension and Severance Plans (Details 5) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Cash and cash equivalents [Member] | Japanese Plans [Member]
Fair values of of assets
Fair values of the assets held	¥ 25,151	¥ 11,665
Cash and cash equivalents [Member] | Japanese Plans [Member] | Level 1 [Member]
Fair values of of assets
Fair values of the assets held	25,151	11,665
Cash and cash equivalents [Member] | Japanese Plans [Member] | Level 2 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Cash and cash equivalents [Member] | Japanese Plans [Member] | Level 3 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Cash and cash equivalents [Member] | Foreign Plans [Member]
Fair values of of assets
Fair values of the assets held	860	1,775
Cash and cash equivalents [Member] | Foreign Plans [Member] | Level 1 [Member]
Fair values of of assets
Fair values of the assets held	860	1,775
Cash and cash equivalents [Member] | Foreign Plans [Member] | Level 2 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Cash and cash equivalents [Member] | Foreign Plans [Member] | Level 3 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Available-for sale securities, Equity securities [Member] | Japanese Plans [Member]
Fair values of of assets
Fair values of the assets held	127,695	136,495
Available-for sale securities, Equity securities [Member] | Japanese Plans [Member] | Level 1 [Member]
Fair values of of assets
Fair values of the assets held	125,692	136,495
Available-for sale securities, Equity securities [Member] | Japanese Plans [Member] | Level 2 [Member]
Fair values of of assets
Fair values of the assets held	2,003	0
Available-for sale securities, Equity securities [Member] | Japanese Plans [Member] | Level 3 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Available-for sale securities, Equity securities [Member] | Foreign Plans [Member]
Fair values of of assets
Fair values of the assets held	38,512	39,885
Available-for sale securities, Equity securities [Member] | Foreign Plans [Member] | Level 1 [Member]
Fair values of of assets
Fair values of the assets held	33,273	33,657
Available-for sale securities, Equity securities [Member] | Foreign Plans [Member] | Level 2 [Member]
Fair values of of assets
Fair values of the assets held	5,239	6,228
Available-for sale securities, Equity securities [Member] | Foreign Plans [Member] | Level 3 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Government bonds [Member] | Japanese Plans [Member]
Fair values of of assets
Fair values of the assets held	226,183	201,240
Government bonds [Member] | Japanese Plans [Member] | Level 1 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Government bonds [Member] | Japanese Plans [Member] | Level 2 [Member]
Fair values of of assets
Fair values of the assets held	226,183	201,240
Government bonds [Member] | Japanese Plans [Member] | Level 3 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Government bonds [Member] | Foreign Plans [Member]
Fair values of of assets
Fair values of the assets held	21,405	20,553
Government bonds [Member] | Foreign Plans [Member] | Level 1 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Government bonds [Member] | Foreign Plans [Member] | Level 2 [Member]
Fair values of of assets
Fair values of the assets held	21,405	20,553
Government bonds [Member] | Foreign Plans [Member] | Level 3 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Corporate bonds [Member] | Japanese Plans [Member]
Fair values of of assets
Fair values of the assets held	23,375	22,691
Corporate bonds [Member] | Japanese Plans [Member] | Level 1 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Corporate bonds [Member] | Japanese Plans [Member] | Level 2 [Member]
Fair values of of assets
Fair values of the assets held	23,375	22,691
Corporate bonds [Member] | Japanese Plans [Member] | Level 3 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Corporate bonds [Member] | Foreign Plans [Member]
Fair values of of assets
Fair values of the assets held	14,994	12,584
Corporate bonds [Member] | Foreign Plans [Member] | Level 1 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Corporate bonds [Member] | Foreign Plans [Member] | Level 2 [Member]
Fair values of of assets
Fair values of the assets held	10,148	8,013
Corporate bonds [Member] | Foreign Plans [Member] | Level 3 [Member]
Fair values of of assets
Fair values of the assets held	4,846	4,571
Asset-backed securities [Member] | Japanese Plans [Member]
Fair values of of assets
Fair values of the assets held	3,451	4,779
Asset-backed securities [Member] | Japanese Plans [Member] | Level 1 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Asset-backed securities [Member] | Japanese Plans [Member] | Level 2 [Member]
Fair values of of assets
Fair values of the assets held	3,451	4,779
Asset-backed securities [Member] | Japanese Plans [Member] | Level 3 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Asset-backed securities [Member] | Foreign Plans [Member]
Fair values of of assets
Fair values of the assets held	2,053	3,135
Asset-backed securities [Member] | Foreign Plans [Member] | Level 1 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Asset-backed securities [Member] | Foreign Plans [Member] | Level 2 [Member]
Fair values of of assets
Fair values of the assets held	2,053	3,060
Asset-backed securities [Member] | Foreign Plans [Member] | Level 3 [Member]
Fair values of of assets
Fair values of the assets held	0	75	74
Commingled funds [Member] | Japanese Plans [Member]
Fair values of of assets
Fair values of the assets held	63,693	62,703
Commingled funds [Member] | Japanese Plans [Member] | Level 1 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Commingled funds [Member] | Japanese Plans [Member] | Level 2 [Member]
Fair values of of assets
Fair values of the assets held	63,693	62,703
Commingled funds [Member] | Japanese Plans [Member] | Level 3 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Commingled funds [Member] | Foreign Plans [Member]
Fair values of of assets
Fair values of the assets held	50,517	45,655
Commingled funds [Member] | Foreign Plans [Member] | Level 1 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Commingled funds [Member] | Foreign Plans [Member] | Level 2 [Member]
Fair values of of assets
Fair values of the assets held	49,987	45,127
Commingled funds [Member] | Foreign Plans [Member] | Level 3 [Member]
Fair values of of assets
Fair values of the assets held	530	528	849
Commodity funds [Member] | Japanese Plans [Member]
Fair values of of assets
Fair values of the assets held	1,991	1,638
Commodity funds [Member] | Japanese Plans [Member] | Level 1 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Commodity funds [Member] | Japanese Plans [Member] | Level 2 [Member]
Fair values of of assets
Fair values of the assets held	1,991	1,638
Commodity funds [Member] | Japanese Plans [Member] | Level 3 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Private equity [Member] | Japanese Plans [Member]
Fair values of of assets
Fair values of the assets held	19,888	21,337
Private equity [Member] | Japanese Plans [Member] | Level 1 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Private equity [Member] | Japanese Plans [Member] | Level 2 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Private equity [Member] | Japanese Plans [Member] | Level 3 [Member]
Fair values of of assets
Fair values of the assets held	19,888	21,337	23,028
Hedge funds [Member] | Japanese Plans [Member]
Fair values of of assets
Fair values of the assets held	43,688	51,498
Hedge funds [Member] | Japanese Plans [Member] | Level 1 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Hedge funds [Member] | Japanese Plans [Member] | Level 2 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Hedge funds [Member] | Japanese Plans [Member] | Level 3 [Member]
Fair values of of assets
Fair values of the assets held	43,688	51,498	40,443
Real estate [Member] | Japanese Plans [Member]
Fair values of of assets
Fair values of the assets held	1,533	1,655
Real estate [Member] | Japanese Plans [Member] | Level 1 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Real estate [Member] | Japanese Plans [Member] | Level 2 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Real estate [Member] | Japanese Plans [Member] | Level 3 [Member]
Fair values of of assets
Fair values of the assets held	1,533	1,655	2,606
Insurance contracts [Member] | Foreign Plans [Member]
Fair values of of assets
Fair values of the assets held	6,718	6,166
Insurance contracts [Member] | Foreign Plans [Member] | Level 1 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Insurance contracts [Member] | Foreign Plans [Member] | Level 2 [Member]
Fair values of of assets
Fair values of the assets held	6,718	6,166
Insurance contracts [Member] | Foreign Plans [Member] | Level 3 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Real estate and other [Member] | Foreign Plans [Member]
Fair values of of assets
Fair values of the assets held	5,328	4,473
Real estate and other [Member] | Foreign Plans [Member] | Level 1 [Member]
Fair values of of assets
Fair values of the assets held	45	653
Real estate and other [Member] | Foreign Plans [Member] | Level 2 [Member]
Fair values of of assets
Fair values of the assets held	1,510	43
Real estate and other [Member] | Foreign Plans [Member] | Level 3 [Member]
Fair values of of assets
Fair values of the assets held	3,773	3,777	4,085
Japanese Plans [Member] | Level 1 [Member]
Fair values of of assets
Fair values of the assets held	150,843	148,160
Foreign Plans [Member] | Level 1 [Member]
Fair values of of assets
Fair values of the assets held	34,178	36,085
Japanese Plans [Member] | Level 2 [Member]
Fair values of of assets
Fair values of the assets held	320,696	293,051
Foreign Plans [Member] | Level 2 [Member]
Fair values of of assets
Fair values of the assets held	97,060	89,190
Japanese Plans [Member] | Level 3 [Member]
Fair values of of assets
Fair values of the assets held	65,109	74,490	66,077
Foreign Plans [Member] | Level 3 [Member]
Fair values of of assets
Fair values of the assets held	9,149	8,951	5,008
Japanese Plans [Member]
Fair values of of assets
Fair values of the assets held	536,648	515,701	443,977
Foreign Plans [Member]
Fair values of of assets
Fair values of the assets held	¥ 140,387	¥ 134,226	¥ 98,739